CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Compensation and related taxes	826,674	889,726	3,139,184	3,561,221	5,337,910	4,555,151
Exploration cost	189,295	1,294,705	1,017,425	1,800,493	4,792,786	8,618,648
Consulting fees	501,202	374,870	1,723,607	1,533,151	1,410,307	1,258,458
General and administrative expenses	1,008,016	1,071,611	3,250,493	3,109,428	4,091,967	4,689,033
Total operating expenses	2,525,187	3,630,912	9,130,709	10,004,293	15,632,970	19,121,290
Loss from operations	(2,525,187)	(3,630,912)	(9,130,709)	(10,004,293)	(15,632,970)	(19,121,290)
Other income (expenses):
Other income	0	0	9,673	0
Foreign currency gain (loss)	674	0	(9,981)	0
Interest expense and other finance costs	(1,181)	(703)	(6,159)	(5,406)	(2,605)	(2,643)
Interest income	3,138	421	7,247	1,138
Total other income (expenses) - net	2,631	(282)	780	(4,268)	(2,605)	(2,643)
Loss before provision for income taxes	(2,522,556)	(3,631,194)	(9,129,929)	(10,008,561)	(15,635,575)	(19,123,933)
Provision for income taxes	0	0	0	0	0	0
Net loss	(2,522,556)	(3,631,194)	(9,129,929)	(10,008,561)	(15,635,575)	(19,123,933)
Preferred deemed dividend	0	0	0	(3,599,565)	(3,599,565)	0
Net loss available to common stockholders	$ (2,522,556)	$ (3,631,194)	$ (9,129,929)	$ (13,608,126)	$ (19,235,140)	$ (19,123,933)
Net loss per common share, basic and diluted	$ (0.09)	$ (0.14)	$ (0.32)	$ (0.54)	$ (0.75)	$ (0.90)
Weighted average common shares outstanding - basic and diluted	28,402,389	26,206,570	28,396,928	25,049,831	25,483,353	21,165,083